Prepayments And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments And Other Receivables

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Prepayments:
- Prepayments to CRO vendors	71,894	78,740	11,310
- Prepayments for other services	3,160	880	126
Receivables due from employees (Note)	—	16,201	2,327
Value-added tax recoverable	4,235	12,517	1,798
Rental deposits	1,012	546	78
Interest receivables	1,502	764	110
Others	7,169	26,388	3,791

	88,972	136,036	19,540

Note: The balance mainly represented the receivables due from employees, which were arising from the Group’s obligation to pay the withholding individual income tax (“IIT”) for those employees’ stock option activities and was collected by the Group in January 2020.